Earnings per share (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [Abstract]
Basic earnings/(loss) per share from continuing operations attributable to the ordinary equity holders of the Company (in dollars per share)		$ 15.07	$ 1.63	$ (33.5)
Total basic earnings/(loss) per share attributable to the ordinary equity holders of the Company (in dollars per share)		15.07	1.63	(33.5)
Diluted earnings per share [Abstract]
Diluted earnings/(loss) per share from continuing operations attributable to the ordinary equity holders of the Company (in dollars per share)		14.46	1.61	(33.5)
Total diluted earnings/(loss) per share attributable to the ordinary equity holders of the Company (in dollars per share)		$ 14.46	$ 1.61	$ (33.5)
Weighted average number of shares used as the denominator [Abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share (in shares)		331,226,000	319,181,000	310,644,000
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings/loss per share (in shares)	[1]	345,188,000	323,710,000	310,644,000
Options [Member]
Weighted average number of shares used as the denominator [Abstract]
Anti-dilutive shares (in shares)				4,436,046

[1]	For the year ended December 31, 2022 there were 4,436,046 options that were not included in the calculation of diluted earnings as they were antidilutive.